DERIVATIVE INSTRUMENTS (Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	$ 347	$ 61	$ 102
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(77)	156	77
Operating expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	$ 424	$ (95)	$ 25